Consolidated Statements of Cash Flows € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Operating activities:
Net (loss) income (including non-controlling interests)	$ (2,391)	$ 5,330	$ 4,575
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	3,067	2,799	2,768
Impairment	1,927	994	206
Bargain purchase gain	0	(209)	0
Interest expense	695	687	879
Interest income	(88)	(72)	(56)
Income tax expense/ (benefit)	459	(349)	432
Remeasurement loss relating to US deferred employee benefits	0	15	0
Net gain on disposal of subsidiaries	(101)	(16)	(18)
Income from investments in associates, joint ventures and other investments	(347)	(652)	(448)
Provision on pensions and OPEB	435	463	555
Change in fair value adjustment on call option on mandatory convertible bonds and pellet purchase agreement	320	572	(578)
Unrealized foreign exchange effects	7	152	(541)
Write-downs (reversal) of inventories to net realizable value, provisions and other non-cash operating expenses net	818	789	781
Changes in assets and liabilities that provided (required) cash, net of acquisitions:
Trade accounts receivable	964	(646)	(620)
Inventories	2,469	(4,652)	(2,347)
Trade accounts payable and other	(1,236)	914	1,094
Interest paid	(723)	(749)	(947)
Interest received	118	67	57
Income taxes paid	(484)	(629)	(506)
Dividends received from associates, joint ventures and other investments	370	360	232
Cash contributions to plan assets and benefits paid for pensions and OPEB	(348)	(472)	(496)
VAT and other amounts received (paid) from/to public authorities	196	(544)	(177)
Other working capital and provisions movements	(110)	44	(282)
Net cash provided by operating activities	6,017	4,196	4,563
Investing activities:
Purchase of property, plant and equipment and intangibles	(3,572)	(3,305)	(2,819)
Disposals of net assets of subsidiaries, net of cash disposed of 38, 1 and 13 in 2019, 2018 and 2017, respectively	514	65	6
Acquisitions of net assets of subsidiaries, net of cash acquired of 3, 13 and 617 in 2019, 2018 and 2017, respectively	(46)	(39)	16
Lease installments and capital expenditure refund relating to ArcelorMittal Italia acquisition	(200)	0	0
Acquisition of AMNS India	(755)	0	0
Acquisition of Uttam Galva and KSS Petron debt	(83)	(1,001)	0
Disposals of associates and joint ventures	0	220	0
Disposals of financial assets	196	44	44
Other investing activities net	122	257	(77)
Net cash used in investing activities	(3,824)	(3,759)	(2,830)
Financing activities:
Acquisition of non-controlling interests	0	(68)	0
Proceeds from put and call option on shares	0	115	0
Proceeds from short-term debt	600	2,319	1,859
Proceeds from long-term debt	5,772	1,138	1,407
Payments of short-term debt	(1,811)	(2,871)	(2,102)
Payments of long-term debt	(3,299)	(798)	(2,691)
Share buyback	(90)	(226)	0
Dividends paid (includes 129, 119 and 141 of dividends paid to non-controlling shareholders in 2019, 2018 and 2017, respectively)	(332)	(220)	(141)
Payment of principal portion of lease liabilities and other financing activities	(326)	(78)	(63)
Net cash provided by (used in) financing activities	514	(689)	(1,731)
Net increase (decrease) in cash and cash equivalents	2,707	(252)	2
Effect of exchange rate changes on cash	(22)	(140)	58
Cash and cash equivalents:
At the beginning of the year	2,172	2,574	2,501
Reclassification of the period-end cash and cash equivalents from (to) held for sale	10	(10)	13
At the end of the year	$ 4,867	$ 2,172	$ 2,574